Revenue Recognition - Additional Information (Detail) - Vessel Mobilization $ in Millions	Jun. 30, 2018 USD ($)
Disaggregation of Revenue [Line Items]
Deferred costs included within other current assets	$ 0.1
Contract liabilities/deferred revenue included within other current liabilities	$ 1.2